Note 8 - Common Stock (Details) (USD $)	1 Months Ended	12 Months Ended		25 Months Ended
	Apr. 27, 2012	Mar. 31, 2014	Mar. 31, 2013	Apr. 27, 2012	Jul. 26, 2012
Note 8 - Common Stock (Details) [Line Items]
Maximum Amount Common Stock Available to Sell in Purchase Agreement	$ 15,000,000	$ 21,000,000
Common Stock, Other Value, Outstanding	75,000,000			75,000,000
Fair Value Assumptions, Expected Term				3 years
Sale of Stock, Price Per Share (in Dollars per share)					$ 3.00
Proceeds from Sale of Treasury Stock	1,000,000
Stock Issued During Period, Shares, New Issues (in Shares)	175,333
Stock Issued During Period, Value, Conversion of Convertible Securities			0
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)		230,000
Debt Issuance Cost		122,000
Proceeds from Issuance of Common Stock		0	878,000
Commitment Shares [Member]
Note 8 - Common Stock (Details) [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities		1,000,000
Lincoln Park Capital Fund, LLC [Member]
Note 8 - Common Stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	175,333
Maximum [Member]
Note 8 - Common Stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	215,000
Stock Issued During Period, Value, Conversion of Convertible Securities		$ 15,000,000